Management of financial risks, financial instruments, and other risks (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Credit card receivables	$ 18,267,904	$ 12,259,276
Securities	12,157,076	9,913,517
Compulsory and other deposits at central banks	9,537,788	6,743,336
Cash and cash equivalents	15,003,643	9,185,742
Loans to customers	9,421,458	5,321,885
Other receivables	1,000,683	1,413,443
Other assets	1,403,870	$ 663,578
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	7,782,439
Securities	482,433
Compulsory and other deposits at central banks	9,537,788
Cash and cash equivalents	15,003,643
Loans to customers	1,088,456
Other receivables	427,853
Other assets	1,403,870
Total financial assets	35,726,483
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	6,378,157
Securities	2,531,311
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	2,114,617
Other receivables	296,134
Other assets
Total financial assets	11,320,219
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	5,310,675
Securities	1,895,395
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	5,234,192
Other receivables	304,293
Other assets
Total financial assets	12,744,555
Later than one year [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	252,707
Securities	12,050,287
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	5,843,752
Other receivables
Other assets
Total financial assets	18,146,746
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Credit card receivables	18,267,904
Securities	16,358,503
Compulsory and other deposits at central banks	9,537,788
Cash and cash equivalents	15,003,643
Loans to customers	9,421,458
Other receivables	1,000,683
Other assets	1,403,870
Total financial assets	70,993,849
Total [Member]
IfrsStatementLineItems [Line Items]
Credit card receivables	19,723,978
Securities	16,959,426
Compulsory and other deposits at central banks	9,537,788
Cash and cash equivalents	15,003,643
Loans to customers	14,281,017
Other receivables	1,028,280
Other assets	1,403,870
Total financial assets	$ 77,938,003